Income and Expenses - Summary of Interest Income (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Interest income arising from revenue contracts with customers	₱ 574	₱ 467	₱ 294
Interest income on cash and cash equivalents (Note 15)	267	469	255
Interest income on financial instruments at amortized cost	47	54	59
Interest income on financial instruments at FVPL	8	12	12
Interest income – others	20	14	33
Total interest income	₱ 916	₱ 1,016	₱ 653